Ordinary dividends - Additional Information (Detail) - £ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interim period amount [member]
Disclosure of Dividends [line items]
Amounts recognized as distributions to equity holders, per share	£ 0.227	£ 0.227
Dividends payable date	Nov. 05, 2018
Previous period final amount [member]
Disclosure of Dividends [line items]
Amounts recognized as distributions to equity holders, per share	£ 0.373
Dividends paid date	Jul. 09, 2018